ACCOUNTS RECEIVABLE Schedule of components of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of accounts receivable
Contract assets (note 2(c))	$ 2,132	$ 1,688
Accounts receivables, net	68,575	94,491
Trade receivables
Components of accounts receivable
Accounts receivable, gross	53,213	81,612
Less: allowance for doubtful accounts	(3,631)	(2,975)	$ (2,968)
Accounts receivables, net	49,582	78,637
Sales taxes receivable
Components of accounts receivable
Accounts receivable, gross	4,419	3,341
Financing receivables
Components of accounts receivable
Financing Receivables	342	959
Other receivables
Components of accounts receivable
Other receivables	8,750	6,050
R&D tax credits
Components of accounts receivable
Accounts receivable, gross	$ 3,350	$ 3,816